Revenue from services provided to customers	6 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenue from services provided to customers
4. Revenue from services provided to customers
Revenues by types of service
The following table presents revenue earned by Nomura from providing services to customers by relevant line item in Nomura’s consolidated statement of income for the six and three months ended September 30, 2019 and September 30, 2020.

	Millions of yen
	Six months ended September 30
	2019	2020
Commissions	¥133,454	¥177,765
Fees from investment banking	49,576	37,859
Asset management and portfolio service fees	119,889	111,073
Other revenue	22,142	22,493

Total	¥325,061	¥349,190

	Millions of yen
	Three months ended September 30
	2019	2020
Commissions	¥65,254	¥92,253
Fees from investment banking	22,265	27,031
Asset management and portfolio service fees	59,926	57,417
Other revenue	11,401	10,689

Total	¥158,846	¥187,390

Amounts reported in
Commissions
is principally recognized from Trade execution and clearing services provided to the customers, and about half of which is reported in Retail Division and the remaining balance is mainly reported in Wholesale Division.
Fees from investment banking
is recognized from Financial advisory services as well as Underwriting and syndication services provided to the customers, and is predominantly reported in Wholesale Division and the remaining balance is reported in Retail Division.
Asset management and portfolio service fees
is recognized from Asset management services provided to the customers, and is predominantly reported in Asset Management Division and the remaining balance is mainly reported in Retail Division.
Other
is primarily reported in Other segment.
The following table presents summary information regarding the key methodologies, assumptions and judgments used in recognizing revenue for each of the primary types of service provided to customers, including the nature of underlying performance obligations within each type of service and whether those performance obligations are satisfied at a point in time or over a period of time. For performance obligations recognized over time, information is also provided to explain the nature of the input or output method used to recognize revenue over time.

Type of service provided to customers	Overview of key services provided	Key revenue recognition policies, assumptions and judgments
Trade execution and clearing services	• Buying and selling of securities on behalf of customers • Clearing of securities and derivatives on behalf of customers
•

Execution and clearing commissions recognized at a point in time, namely trade date.

•    Commissions recognized net of soft dollar credits provided to customers where Nomura is acting as agent in providing investment research and similar services to the customer.

Type of service provided to customers	Overview of key services provided	Key revenue recognition policies, assumptions and judgments
Financial advisory services
•

Provision of financial advice to customers in connection with a specific forecasted transaction or transactions

•

Provision of financial advice not in connection with a specific forecasted transaction or transactions such as general corporate intelligence and similar research

•

Issuance of fairness opinions

•

Structuring complex financial instruments for customers

•

Fees contingent on the success of an underlying transaction are variable consideration recognized when the underlying transaction has been completed since only at such point is it probable that a significant reversal of revenue will not occur.

•

Retainer and milestone fees are recognized either over the period to which they relate or are deferred until consummation of the underlying transaction depending on whether the underlying performance obligation is satisfied at a point in time or over time.

•

Judgment is required to make this determination with factors influencing this determination including, but not limited to, whether the fee is in connection with an engagement designed to achieve a specific transaction or outcome for the customer (such as the purchase or sale of a business), the nature and extent of deliverables provided to the customer prior to, and in addition to such specific transaction or outcome and the fee structure for the engagement.

•

Retainer and milestone fees recognized over time are normally recognized on a straight-line basis over the term of the contract based on time elapsed.

Type of service provided to customers	Overview of key services provided	Key revenue recognition policies, assumptions and judgments
Asset management services
•

Management of funds, investment trusts and other investment vehicles

•

Provision of investment advisory services

•

Distribution of fund units

•

Providing custodial and administrative services to customers

•

Management fees earned by Nomura in connection with managing a fund, investment trust or other vehicle generally recognized on a straight-line basis based on time elapsed.

•

Performance-based fees are variable consideration recognized when the performance metric has been determined since only at such point is it probable that a significant reversal of revenue will not occur.

•

Distribution fees are recognized at a point in time when the fund units have been sold to third party investors.

•

Custodial and administrative fees recognized on a straight-line basis over time based on time elapsed.

Underwriting and syndication services
•

Underwriting of debt, equity and other financial instruments on behalf of customers

•

Distributing securities on behalf of issuers

•

Arranging loan financing for customers

•

Syndicating loan financing on behalf of customers

•

Underwriting and syndication revenues recognized at a point in time when the underlying transaction is complete.

•

Commitment fees where drawn down of the facility is deemed remote recognized on a straight-line basis over the life of the facility based on time elapsed.

•

Underwriting and syndication costs recognized either as a reduction of revenue or on a gross basis depending on whether Nomura is acting as principal or agent for such amounts.

Where revenue is recognized at a point on time, payments of fees are typically received at the same time as when the performance obligation is satisfied, or within several days or months after satisfying a performance obligation. In relation to revenue recognized over time, payments of fees are received monthly, quarterly, or semi-annually over the service period.
The underlying contracts entered into by Nomura in order to provide the services described above typically do not have significant financing components within the contracts either provided to or from Nomura. If such components did exist in a contract, Nomura has made an accounting policy permitted by ASC 606 “
Revenue from Contracts with Customers
” (“ASC 606”) not to adjust for the effects of a significant financing component where the financing is effectively for a period of one year or less. Such contracts also typically do not contain rights of return or similar features for the customer.
Customer contract balances
When Nomura or the customer performs in accordance with the terms of a customer contract, a customer contract asset, customer contract receivable or customer contract liability is recognized in Nomura’s consolidated balance sheet.
A customer contract asset represents accrued revenue recognized by Nomura for completing or partially completing a performance obligation, namely a right of Nomura to receive consideration for providing the service to the customer, which is conditioned on something other than the passage of time. A customer contract receivable is an unconditional right of Nomura to receive consideration in exchange for providing the service. Both customer contract assets and customer contract receivables are reported in
Receivables from Customers
within Nomura’s consolidated balance sheet. A customer contract liability is any liability recognized in connection with a customer contract, including obligations to provide refunds and obligations to provide a service in the future for which consideration has already been received or is due to be received. Customer contract liabilities are reported in
Payables to Customers
within Nomura’s consolidated balance sheet.
The following table presents the balances of customer contract receivables, customer contract assets and customer contract liabilities in scope of ASC 606 “
Revenue from Contracts with Customers
” as of March 31, 2020 and September 30, 2020. The amount of Customer contract assets as of March 31, 2020 and September 30, 2020 was immaterial.

	Millions of yen
	March 31, 2020	September 30, 2020
Customer contract receivables	¥103,557	¥74,331
Customer contract liabilities (1)	3,444	3,058

(1)	Customer contract liabilities primarily represent rise from investment advisory services recognized in connection with the term of the contract based on time elapsed.
The balance of contract liabilities as of March 31, 2019 and March 31, 2020 were recognized as revenue for the six months ended September 30, 2019 and 2020, respectively. Nomura recognized ¥480 million and ¥280 million of revenue from performance obligations satisfied in previous periods for the six months ended September 30, 2019 and the three months ended September 30, 2019, respectively. Nomura recognized ¥538 million and ¥458 million of revenue from performance obligations satisfied in previous periods for the six months ended September 30, 2020 and the three months ended September 30, 2020, respectively.
Transaction price allocated to the remaining performance obligations
As permitted by ASC 606, Nomura has elected not to disclose information about remaining performance obligations that have original expected durations of one year or less as of March 31, 2020 and September 30, 2020.
Nomura retains no significant transactions for which individual estimated contract period exceeding one year. In addition, considerations arising from contracts with customers do not comprise any significant amount that is not included in transaction price.
Customer contract costs
As permitted by ASC 340
“Other Assets and Deferred Costs”
, Nomura has elected to expense all costs to obtain customer contracts where such amounts would be otherwise be expensed within one year or less. As a result, the amount of deferred costs to obtain or fulfill customer contracts as of March 31, 2020 and September 30, 2020 were not significant.